Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Jun. 08, 2012	Sep. 30, 2011
Entity Registrant Name	FIRST ROBINSON FINANCIAL CORP
Entity Central Index Key	0001035991
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	frfc
Entity Common Stock, Shares Outstanding		426,744
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 9.2